Financial instruments and risk management - Summary of Categories of Financial Assets (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Financial Assets [Line Items]
Financial assets	£ 74,169	£ 68,550
Trade Receivables
Disclosure of Financial Assets [Line Items]
Financial assets	331	29,306
Cash and Cash Equivalents
Disclosure of Financial Assets [Line Items]
Financial assets	73,537	27,449
Term Deposits
Disclosure of Financial Assets [Line Items]
Financial assets		10,000
Derivative Financial Instruments Held at Fair Value
Disclosure of Financial Assets [Line Items]
Financial assets		1,492
Non-current Financial Assets at Amortised Cost
Disclosure of Financial Assets [Line Items]
Financial assets	£ 301	£ 303